Note 12 - Convertible Notes - Related Party - Convertible Notes Payable to Related Parties (Details) (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Director, Alex Tarrabain [Member]
Interest Rate	5.00%	5.00%	5.00%
Conversion Rights	30,000	30,000	30,000
Maturing Dates	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2019
Brother of Director Ameen Ferris [Member]
Interest Rate	5.00%	5.00%	5.00%
Conversion Rights	12,500	12,500	12,500
Maturing Dates	Jun. 19, 2021	Jun. 19, 2021	Jun. 19, 2021
Convertible Debt Payable to Related Party [Member]
Conversion Rights	1,599,176	1,599,176
Convertible Debt Payable to Related Party [Member] | Bill Chaaban, President of Cen Biotech [Member]
Interest Rate	12.00%	12.00%	12.00%
Conversion Rights	867,576	867,576	867,576
Maturing Dates	Aug. 17, 2020	Aug. 17, 2020	Aug. 17, 2020
Convertible Debt Payable to Related Party [Member] | Director, Harold Aubrey de Lavenu [Member]
Interest Rate	5.00%	5.00%	5.00%
Conversion Rights	548,980	548,980	548,980
Maturing Dates	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2019
Convertible Debt Payable to Related Party [Member] | Joseph Byrne [Member]
Interest Rate	12.00%	12.00%	12.00%
Conversion Rights	140,120	140,120	140,120
Maturing Dates	Aug. 17, 2020	Aug. 17, 2020	Aug. 17, 2020